CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 5,077,752		$ 1,402,629	$ 794,482		$ 644,050
Cash and securities segregated under federal and other regulations	5,374,594		4,914,660			2,420,354
Receivables from brokers, dealers and clearing organizations	209,792		124,501			20,714
Receivables from users, net	5,423,643		3,354,142			640,171
Deposits with clearing organizations	272,204		225,514			122,477
Other current assets	1,542,902		851,138			28,342
Total current assets	17,900,887		10,872,584			3,876,108
Property, software and equipment, net	71,078		45,834			25,301
Restricted cash	17,273		7,364			5,164
Non-current assets	99,344		62,692			37,827
Total assets	18,088,582		10,988,474			3,944,400
Current liabilities:
Accounts payable and accrued expenses	292,851		104,649			37,587
Payables to users	7,768,181		5,897,242			2,365,151
Amounts of liabilities presented on the unaudited condensed consolidated balance sheets	2,642,900		1,921,118			674,029
Other current liabilities	1,536,344		893,036			24,613
Total current liabilities	12,240,276		8,816,045			3,101,380
Other non-current liabilities	463,548		48,012			27,657
Total liabilities	17,893,607		8,864,057			3,129,037
Commitments and contingencies (Note 14)
Mezzanine equity
Redeemable convertible preferred stock	2,179,739		2,179,739			912,411
Stockholders’ deficit:
Common stock	1		1			1
Additional paid-in capital	151,281		134,307			99,439
Accumulated other comprehensive income	525		473			189
Accumulated deficit	(2,136,571)		(190,103)			(196,677)
Total stockholders’ deficit	(1,984,764)	$ (1,485,186)	(55,322)	$ (86,949)	$ (146,791)	(97,048)	$ (21,482)
Total liabilities, mezzanine equity and stockholders’ deficit	$ 18,088,582		$ 10,988,474			$ 3,944,400